Finance Cost - Schedule of Finance Cost (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Interest expenses on:
Bank borrowings			RM 4,446
Operating lease obligation	49,958	11,859	24,327
Bank charges for investment securities	54	13	13
Total	RM 50,012	$ 11,872	RM 28,786	$ 6,102